Income Taxes - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2014	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2019	Mar. 31, 2017	Feb. 28, 2017
Income Taxes Disclosure [Line Items]
Net tax benefit		$ 5	$ 2	$ 29	$ 14	$ (2)	$ 15
Federal and state deferred tax benefits				$ 0	$ 0	0	0
Valuation allowance						77,288	50,931
Unrecognized tax benefits						0	0
Interest and penalties						$ 0	$ 0
Statutory rate				21.00%	21.00%	21.00%	21.00%
Internal Revenue Service
Income Taxes Disclosure [Line Items]
Period of cumulative change in ownership						3 years
Operating loss carryforwards, utilization after ownership change									$ 10,800
Operating loss carryforwards, utilization after five years after ownership change									1,600
Operating loss carryforwards, utilization after 15 years thereafter after ownership change									180
Remaining pre ownership change in operating loss carryforwards written off due to expiration									$ 1,600
Internal Revenue Service | Minimum
Income Taxes Disclosure [Line Items]
Cumulative change in ownership percentage						50.00%
Research
Income Taxes Disclosure [Line Items]
Net tax benefit	$ 0
Massachusetts | Research
Income Taxes Disclosure [Line Items]
Tax credit carryforwards						$ 3,556
Federal
Income Taxes Disclosure [Line Items]
Net operating loss carryforwards expire through 2037						$ 22,399
Operating loss carryforwards expiration year						2037
Net operating loss carryforwards without expiration						$ 151,708
Tax credit carryforwards expiration year						2042
Federal | Internal Revenue Service
Income Taxes Disclosure [Line Items]
Net operating loss carryforwards								$ 46,123		$ 12,400
Federal | Research
Income Taxes Disclosure [Line Items]
Tax credit carryforwards						$ 8,177
Federal | Massachusetts
Income Taxes Disclosure [Line Items]
Net operating loss carryforwards						$ 174,107
State
Income Taxes Disclosure [Line Items]
Operating loss carryforwards expiration year						2042
State | Massachusetts
Income Taxes Disclosure [Line Items]
Net operating loss carryforwards						$ 141,318
Tax credit carryforwards expiration year						2037